COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Commitments [Line Items]
Restricted certificate of deposit	$ 125
Noncancellable Agreement
Other Commitments [Line Items]
Noncancelable purchase commitments	10,160	$ 3,410
Cancellable Agreement
Other Commitments [Line Items]
Noncancelable purchase commitments	10,446	787
Letter of Credit | First Republic Bank
Other Commitments [Line Items]
Standby letter of credit	725	725
Draws against letter of credit	$ 0	$ 0